Note 7 - Long-term Debt	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Long-Term Debt [Text Block]

7. Long-Term Debt

Long-term debt is comprised of the following (in thousands):

	As of:
	March 31,	March 31,
	2023	2022
Revolving credit facility	$180,598	$20,508

Term loans
Term Loan A-1
Outstanding principal	89,000	93,000
Unamortized debt issuance costs	(68)	(100)
Term Loan A-1, net	88,932	92,900

Term Loan A-2
Outstanding principal	173,500	-
Unamortized debt issuance costs	(551)	-
Term Loan A-2, net	172,949	-

Other	216	216
Total long-term debt	442,695	113,624
Less current portion	10,000	4,000
Long-term debt, less current portion	$432,695	$109,624

Revolving credit facility — On March 24, 2021, the Company entered into a Fourth Amended and Restated Loan and Security Agreement that provides for a senior revolving credit facility of up to $400 million that is seasonally adjusted (the “Revolver”). Maximum borrowing availability under the Revolver totals $300.0 million from April through July and $400.0 million from August through March. The Revolver balance as of March 31, 2023 was $180.6 million and is included in Long-Term Debt in the accompanying Consolidated Balance Sheet due to the Revolver’s March 24, 2026 maturity. In order to maintain availability of funds under the facility, the Company pays a commitment fee on the unused portion of the Revolver. The Revolver is secured by substantially all of the Company’s accounts receivable and inventories and contains borrowing base requirements as well as a financial covenant, if certain circumstances apply. The Company utilizes its Revolver for general corporate purposes, including seasonal working capital needs, to pay debt principal and interest obligations, and to fund capital expenditures and acquisitions. Seasonal working capital needs are affected by the growing cycles of the vegetables the Company packages. The majority of vegetable inventories are produced during the months of June through November and are then sold over the following year. Payment terms for vegetable produce are generally three months but can vary from a few days to seven months. Accordingly, the Company’s need to draw on the Revolver may fluctuate significantly throughout the year.

The following table documents the quantitative data for short-term borrowings on the Revolver during fiscal years 2023 and 2022 (in thousands, except for percentages):

	As of:
	March 31,	March 31,
	2023	2022
Outstanding borrowings	$180,598	$20,508
Interest rate	6.34%	1.71%

	Fiscal Year:
	2023	2022
Maximum amount of borrowings	$350,828	$58,323
Average outstanding borrowings	$159,670	$22,357
Weighted average interest rate	5.03%	1.37%

Term loans — On May 28, 2020 the Company entered into an Amended and Restated Loan and Guaranty Agreement with Farm Credit East, ACA that provides for a $100.0 million unsecured term loan (the “Term Loan”). The amended and restated agreement has a maturity date of June 1, 2025 and converted the Term Loan to a fixed interest rate of 3.30% until maturity rather than a variable interest rate in addition to requiring quarterly principal payments of $1.0 million, which commenced during fiscal year 2021. This agreement contains certain covenants, including maintaining a minimum EBITDA and minimum tangible net worth.

On January 20, 2023, the Company entered into a Second Amended and Restated Loan and Guaranty Agreement with Farm Credit East, ACA (the “Amended Agreement”). The Amended Agreement governs two term loans, summarized below:

Term Loan A-1: The Amended Agreement continues certain aspects of the $100 million term loan described above, namely Term Loan A-1 will continue to bear interest at a fixed interest rate of 3.3012%, mature on June 1, 2025, and remain unsecured.

Term Loan A-2: The Amended Agreement adds an additional term loan in the amount of $175 million that will mature on January 20, 2028, and is secured by a portion of the Company’s property, plant and equipment. Term Loan A-2 bears interest at a variable interest rate based upon SOFR plus an additional margin determined by the Company’s leverage ratio.

The Amended Agreement for Term Loan A-1 and Term Loan A-2 (collectively, the “Term Loans”) contains restrictive covenants usual and customary for loans of its type, in addition to financial covenants including minimum EBITDA and minimum tangible net worth which apply to both terms loans described above. In connection with the Amended Agreement, the Company incurred $0.6 million of financing costs which will be deferred and amortized over the life of Term Loan A-2.

Covenants & other debt matters — The Company’s debt agreements, including the Revolver and term loan, contain customary affirmative and negative covenants that restrict, with specified exceptions, the Company’s ability to incur additional indebtedness, incur liens, pay dividends on the Company’s capital stock, make other restricted payments, including investments, transfer all or substantially all of the Company’s assets, enter into consolidations or mergers, and enter into transactions with affiliates. The Company’s debt agreements also require the Company to meet certain financial covenants including a minimum EBITDA and minimum tangible net worth. The Revolver contains borrowing base requirements related to accounts receivable and inventories and also requires the Company to meet a financial covenant related to a minimum fixed charge coverage ratio if (a) an event of default has occurred or (b) availability on the Revolver is less than the greater of (i) 10% of the commitments then in effect and (ii) $25,000,000. The most restrictive financial covenant in the debt agreements is the minimum EBITDA within the Term Loan which for fiscal year 2023 was greater than $75 million. The Company computes its financial covenants as if the Company were on the FIFO method of inventory accounting. The Company has met all such financial covenants as of March 31, 2023.

The Company's debt agreements limit the payment of dividends and other distributions. There is an annual total distribution limitation of $50,000, less aggregate annual dividend payments totaling $23,000 that the Company presently pays on two outstanding classes of preferred stock. The carrying value of assets pledged for secured debt, including the Revolver, is $949.7 million as of March 31, 2023. Debt repayment requirements for the next five fiscal years are (in thousands):

2024	$10,000
2025	10,000
2026	267,598
2027	6,000
2028	149,500
Thereafter	216
Total	$443,314